Label	Element	Value
UBS U.S. Allocation Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	UBS U.S. Allocation Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Total return, consisting of long-term capital appreciation and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 22 of this prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 61 of the fund's Statement of Additional Information ("SAI"). Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Class A and P shares of the fund have different fees and expenses as shown below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial highlights.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	57.00%
Strategy [Heading]	oef_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US fixed income and equity securities. The following are the ranges within which the fund, under normal market circumstances, expects to allocate its assets among the various asset classes: (1) US equities—20-90%; (2) US investment grade fixed income—0-70%; (3) high yield fixed income—0-15%; (4) cash equivalents—0-50%; and (5) non-US fixed income and equity securities—0-20%.

Investments in fixed income securities, which are not subject to any credit rating or maturity limitations, may include debt securities of the US government, its agencies and instrumentalities; foreign government bonds (including bonds issued by supranational and quasi-governmental entities); debt securities of US and non-US corporations; and mortgage-backed securities and asset-backed securities. There are different types of US government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way.

The fund may also invest up to 20% of its net assets in non-US securities, including exchange-traded funds ("ETFs"), which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.

Investments in equity securities may include dividend-paying securities, common stock and preferred stock. Equity investments may include large, intermediate and small capitalization companies. The fund may also invest in other securities, such as initial public offerings ("IPOs").

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the fund's investment strategies. The derivatives in which the fund may invest include futures, index options, forward agreements, swap agreements (specifically, total return swaps, interest rate swaps, and credit default swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency (except with respect to equity participation notes and equity linked notes), or to manage or adjust the risk profile of the fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Futures on indices and forward agreements may also be used to adjust the fund's portfolio duration.

UBS Asset Management (Americas) LLC ("UBS AM"), the fund's investment advisor, actively manages the fund. As such, increased portfolio turnover may result in higher levels of brokerage commissions, transaction costs and taxable gains and may therefore adversely affect fund performance. The fund also may invest in other open-end investment companies advised by UBS AM and in exchange-traded funds ("ETFs") in order to pursue its investment objective. The fund pays expenses associated with such investments.

Management process

The fund is a multi-asset fund and allocates its assets among the major domestic asset classes (US fixed-income, including US high yield (lower-rated) securities, and US equities) based upon UBS AM's assessment of prevailing market conditions in the US and abroad. In determining the asset allocation of the fund, UBS AM may utilize fundamental valuation and market behavior indicators to construct the fund's portfolio.

Within the equity portion of the fund, UBS AM may focus on securities whose fundamental values (UBS AM's assessment of what a security is worth) it believes are greater than their market prices. UBS AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

UBS AM's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. UBS AM manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the fund may make substantial temporary defensive investments in cash equivalents, which may affect its ability to pursue its investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the S&P 500 Index, which represents a broad measure of market performance, as well as an additional index over time. The UBS U.S. Allocation Fund Benchmark is an unmanaged benchmark compiled by UBS AM that shows how the fund's performance compares to a benchmark constructed as follows: 65% Russell 3000 Index, 30% Bloomberg US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the S&P 500 Index, which represents a broad measure of market performance, as well as an additional index over time.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The UBS U.S. Allocation Fund Benchmark is an unmanaged benchmark compiled by UBS AM that shows how the fund's performance compares to a benchmark constructed as follows: 65% Russell 3000 Index, 30% Bloomberg US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual total returns of Class A shares
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Total return January 1 – September 30, 2025: 10.59% Best quarter during calendar years shown—Q2 2020: 16.24% Worst quarter during calendar years shown—Q1 2020: (14.53)%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Total return January 1 – September 30, 2025:
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	10.59%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	16.24%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(14.53%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(Indices reflect no deduction for fees, expenses or taxes.)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns (figures reflect sales charges, if any) (for the periods ended December 31, 2024)
UBS U.S. Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
UBS U.S. Allocation Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS U.S. Allocation Fund | Asset allocation risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Asset allocation risk: The risk that the fund may allocate assets to an asset category that underperforms other asset categories.
UBS U.S. Allocation Fund | Equity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. Preferred stocks in which the fund may invest are also sensitive to interest rate changes, credit risk, risks related to deferred and omitted distributions, limited voting rights, liquidity risk, and risks related to regulatory changes. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities. The fund could lose all of its investment in a company's stock.

UBS U.S. Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall, and the fund's yield will tend to lag behind prevailing rates. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

UBS U.S. Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

UBS U.S. Allocation Fund | High yield securities ("junk bonds") risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High yield securities ("junk bonds") risk: Lower-rated securities (the issuers of which are typically in poorer financial health) are subject to higher risks than investment grade securities and are considered to be speculative. For example, lower-rated securities may be (1) subject to a greater risk of loss of principal and non-payment of interest (including subordination to other creditors and default by the issuer); (2) subject to greater price volatility; and (3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news and more likely to be subject to an issuer's downgrade, than higher rated fixed income securities. In addition, high yield securities are often thinly traded and may be more difficult to sell and value than higher rated fixed income securities of a similar maturity.

UBS U.S. Allocation Fund | US government securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

US government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are. Securities issued or guaranteed by the US Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the fund (e.g., Congressional debt ceiling impasses).

UBS U.S. Allocation Fund | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

UBS U.S. Allocation Fund | Foreign currency risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

UBS U.S. Allocation Fund | Foreign custody risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and foreign governments may take actions to impact custody arrangements that pose risks to the assets of US persons. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

UBS U.S. Allocation Fund | Limited capitalization risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

UBS U.S. Allocation Fund | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

UBS U.S. Allocation Fund | Derivatives risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives risk: The value of derivatives—so called because their value derives from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, operational, legal, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments. Regulation relating to a mutual fund's use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended, could potentially limit or impact the fund's ability to invest in derivatives, limit the fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the fund's performance.

UBS U.S. Allocation Fund | Valuation risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Valuation risk: During periods of reduced market liquidity or in the absence of readily available market quotations for investments, the ability of the fund to value the fund's investments becomes more difficult and the judgment of the fund's investment advisor may play a greater role in the valuation of the investments due to reduced availability of reliable objective pricing data.

UBS U.S. Allocation Fund | Prepayment or call risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Prepayment or call risk: Prepayment or call risk refers to the risk that issuers of debt securities will prepay obligations more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

UBS U.S. Allocation Fund | Risk associated with value investing [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risk associated with value investing: Securities selection based on value orientation involves certain risks. Because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, value-oriented stocks generally may be more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. In addition, value stocks can continue to be undervalued by the market for long periods of time.

UBS U.S. Allocation Fund | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM may not produce the desired results. Consequently, the fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

UBS U.S. Allocation Fund | Investing in ETFs risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in ETFs risk: The fund's investment in ETFs may subject the fund to additional risks than if the fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. In addition, investing in an ETF may also be more costly than if the fund had owned the underlying securities directly. The fund, and indirectly, shareholders of the fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the fund will pay brokerage commissions in connection with the purchase and sale of shares of the ETF.

UBS U.S. Allocation Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 649
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	860
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,740
UBS U.S. Allocation Fund | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 954
S&P 500 Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
UBS U.S. Allocation Fund Benchmark (Indices reflect no deduction for fees, expenses or taxes.)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.95%
Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.99%
Annual Return [Percent]	oef_AnnlRtrPct	6.24%
Annual Return [Percent]	oef_AnnlRtrPct	15.44%
Annual Return [Percent]	oef_AnnlRtrPct	(7.90%)
Annual Return [Percent]	oef_AnnlRtrPct	23.42%
Annual Return [Percent]	oef_AnnlRtrPct	18.91%
Annual Return [Percent]	oef_AnnlRtrPct	16.07%
Annual Return [Percent]	oef_AnnlRtrPct	(17.19%)
Annual Return [Percent]	oef_AnnlRtrPct	17.40%
Annual Return [Percent]	oef_AnnlRtrPct	13.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.34%
Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.70%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.46%
Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.24%

[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[2]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial highlights.